LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2021
LONGTERM PREPAYMENTS DEPOSITS AND OTHER ASSETS [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

7.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2021	2020
Other long-term assets	$108,494	$106,268
Less: accumulated amortization	(89,017)	(80,170)

Other long-term assets, net	19,477	26,098
Long-term prepayments	23,644	48,469
Advance payments and deposits for acquisition of property and equipment	21,651	30,928
Other deposits and other	4,463	11,620
Deferred financing costs, net	389	440

Long-term prepayments, deposits and other assets	$69,624	$117,555